Accounts Receivable and Loans (Tables)	12 Months Ended
Dec. 31, 2012
Accounts Receivable and Loans (Tables) [Abstract]
Cardmember receivables segment detail

Accounts receivable as of December 31, 2012 and 2011 were as follows:

(Millions)	2012	2011
U.S. Card Services(a)	$21,124	$20,645
International Card Services	7,778	7,222
Global Commercial Services(b)	13,671	12,829
Global Network & Merchant Services(c)	193	194
Cardmember receivables(d)	42,766	40,890
Less: Reserve for losses	428	438
Cardmember receivables, net	$42,338	$40,452
Other receivables, net(e)	$3,576	$3,657

  Includes $7.5 billion of gross cardmember receivables available to settle obligations of a consolidated VIE as of both December 31, 2012 and 2011.
  Includes $476 million and $459 million of gross cardmember receivables available to settle obligations of a consolidated VIE as of December 31, 2012 and 2011, respectively. Also includes $913 million and $563 million due from airlines, of which Delta Air Lines (Delta) comprises $676 million and $340 million as of December 31, 2012 and 2011, respectively.
  Includes receivables primarily related to the Company's International Currency Card portfolios.
  Includes approximately $12.9 billion and $12.8 billion of cardmember receivables outside the United States as of December 31, 2012 and 2011, respectively.
  Other receivables primarily represent amounts related to (i) purchased joint venture receivables, (ii) certain merchants for billed discount revenue, (iii) the Company's travel customers and suppliers, and (iv) other receivables due to the Company in the ordinary course of business. As of December 31, 2011, other receivables also included investments that matured on December 31, 2011, but which did not settle until January 3, 2012. Other receivables are presented net of reserves for losses of $86 million and $102 million as of December 31, 2012 and 2011, respectively.

Cardmember loans segment detail

Loans as of December 31, 2012 and 2011 consisted of:

(Millions)	2012	2011
U.S. Card Services(a)	$55,953	$53,686
International Card Services	9,236	8,901
Global Commercial Services	40	34
Cardmember loans	65,229	62,621
Less: Reserve for losses	1,471	1,874
Cardmember loans, net	$63,758	$60,747
Other loans, net(b)	$551	$419

  Includes approximately $32.7 billion and $33.8 billion of gross cardmember loans available to settle obligations of a consolidated VIE as of December 31, 2012 and 2011, respectively.
  Other loans primarily represent loans to merchants and a store card loan portfolio whose billed business is not processed on the Company's network. Other loans are presented net of reserves for losses of $20 million and $18 million as of December 31, 2012 and 2011, respectively.

Aging of cardmember loans and receivables

The following table represents the aging of cardmember loans and receivables as of December 31, 2012 and 2011:

		30-59	60-89	90+
		Days	Days	Days
		Past	Past	Past
2012 (Millions)	Current	Due	Due	Due	Total
Cardmember
Loans:
U.S. Card Services	$55,281	$200	$147	$325	$55,953
International Card
Services	9,099	47	30	60	9,236
Cardmember
Receivables:
U.S. Card Services	$20,748	$116	$76	$184	$21,124
International Card
Services(a)	(b)	(b)	(b)	74	7,778
Global Commercial
Services(a)	(b)	(b)	(b)	112	13,671

		30-59	60-89	90+
		Days	Days	Days
		Past	Past	Past
2011 (Millions)	Current	Due	Due	Due	Total
Cardmember
Loans:
U.S. Card Services	$52,930	$218	$165	$373	$53,686
International Card
Services	8,748	52	32	69	8,901
Cardmember
Receivables:
U.S. Card Services	$20,246	$122	$81	$196	$20,645
International Card
Services(a)	(b)	(b)	(b)	63	7,222
Global Commercial
Services(a)	(b)	(b)	(b)	109	12,829

  For cardmember receivables in International Card Services (ICS) and Global Commercial Services (GCS), delinquency data is tracked based on days past billing status rather than days past due. A cardmember account is considered 90 days past billing if payment has not been received within 90 days of the cardmember's billing statement date. In addition, if the Company initiates collection procedures on an account prior to the account becoming 90 days past billing the associated cardmember receivable balance is considered as 90 days past billing. These amounts are shown above as 90+ Days Past Due for presentation purposes.
  Historically, data for periods prior to 90 days past billing are not available due to financial reporting system constraints. Therefore, it has not been relied upon for risk management purposes. The balances that are current to 89 days past due can be derived as the difference between the Total and the 90+ Days Past Due balances.

Credit quality indicators for loans and receivables

The following tables present the key credit quality indicators as of or for the years ended December 31:

	2012			2011
	Net Write-Off Rate			Net Write-Off Rate
			30 Days			30 Days
		Principal,	Past Due		Principal,	Past Due
	Principal	Interest, &	as a % of	Principal	Interest, &	as a % of
	Only (a)	Fees (a)	Total	Only (a)	Fees (a)	Total
Cardmember Loans:
U.S. Card Services	2.1%	2.3%	1.2%	2.9%	3.2%	1.4%
International Card Services	1.9%	2.4%	1.5%	2.7%	3.3%	1.7%
Cardmember Receivables:
U.S. Card Services	1.9%	2.1%	1.8%	1.7%	1.9%	1.9%

			2012		2011
			Net Loss		Net Loss
			Ratio as	90 Days	Ratio as	90 Days
			a % of	Past Billing	a % of	Past Billing
			Charge	as a % of	Charge	as a % of
			Volume	Receivables	Volume	Receivables
Cardmember Receivables:
International Card Services			0.16%	0.9%	0.15%	0.9%
Global Commercial Services			0.06%	0.8%	0.06%	0.8%

  The Company presents a net write-off rate based on principal losses only (i.e., excluding interest and/or fees) to be consistent with industry convention. In addition, because the Company's practice is to include uncollectible interest and/or fees as part of its total provision for losses, a net write-off rate including principal, interest and/or fees is also presented.

Impaired cardmember loans and receivables

The following table provides additional information with respect to the Company's impaired cardmember loans and receivables, which are not significant for ICS and GCS, as of December 31:

	Loans over
	90 Days				Loans &		Total
	Past Due		Non-		Receivables		Impaired	Unpaid
	& Accruing		Accrual		Modified		Loans &	Principal		Allowance
2012 (Millions)	Interest	(a)	Loans	(b)	as a TDR	(c)	Receivables	Balance	(d)	for TDRs	(e)
Cardmember Loans:
U.S. Card Services	$73		$426		$627		$1,126	$1,073		$152
International Card Services	59		5		6		70	69		1
Cardmember Receivables:
U.S. Card Services	―		―		117		117	111		91
Total	$132		$431		$750		$1,313	$1,253		$244

	Loans over
	90 Days				Loans &		Total
	Past Due		Non-		Receivables		Impaired	Unpaid
	& Accruing		Accrual		Modified		Loans &	Principal		Allowance
2011 (Millions)	Interest	(a)	Loans	(b)	as a TDR	(c)	Receivables	Balance	(d)	for TDRs	(e)
Cardmember Loans:
U.S. Card Services	$64		$529		$736		$1,329	$1,268		$174
International Card Services	67		6		8		81	80		2
Cardmember Receivables:
U.S. Card Services	―		―		174		174	165		118
Total	$131		$535		$918		$1,584	$1,513		$294

  The Company's policy is generally to accrue interest through the date of write-off (at 180 days past due). The Company establishes reserves for interest that the Company believes will not be collected. Excludes loans modified as a TDR.
  Non-accrual loans not in modification programs include certain cardmember loans placed with outside collection agencies for which the Company has ceased accruing interest. The Company's policy is generally not to resume the accrual of interest on these loans. Payments received are applied against the recorded loan balance. Interest income is recognized on a cash basis for any payments received after the loan balance has been paid in full. Excludes loans modified as a TDR.
  Total loans and receivables modified as a TDR includes $320 million and $410 million that are non-accrual and $6 million and $4 million that are past due 90 days and still accruing interest as of December 31, 2012 and 2011, respectively.
  Unpaid principal balance consists of cardmember charges billed and excludes other amounts charged directly by the Company such as interest and fees.
  Represents the reserve for losses for TDRs, which are evaluated separately for impairment. The Company records a reserve for losses for all impaired loans. Refer to Cardmember Loans Evaluated Separately and Collectively for Impairment in Note 5 for further discussion of the reserve for losses on loans over 90 days past due and accruing interest and non-accrual loans, which are evaluated collectively for impairment.

Interest income recognized and average balance of impaired cardmember loans and receivables

The following table provides information with respect to the Company's interest income recognized and average balances of impaired cardmember loans and receivables, which are not significant for ICS and GCS, for the years ended December 31:

	2012
	Interest
	Income	Average
(Millions)	Recognized	Balance
Cardmember Loans:
U.S. Card Services	$60	$1,221
International Card Services	16	75
Cardmember Receivables:
U.S. Card Services	―	135
Total	$76	$1,431

	2011
	Interest
	Income	Average
(Millions)	Recognized	Balance
Cardmember Loans:
U.S. Card Services	$67	$1,498
International Card Services	26	98
Cardmember Receivables:
U.S. Card Services	―	145
Total	$93	$1,741

Troubled debt restructurings

The following table provides additional information with respect to the cardmember loans and receivables modified as TDRs, which are not significant for ICS, for the years ended December 31:

		Aggregated	Aggregated
		Pre-	Post-
2012		Modification	Modification
(Accounts in thousands,	Number of	Outstanding	Outstanding
Dollars in millions)	Accounts	Balances(a)	Balances(a)
Troubled Debt
Restructurings:
U.S. Card Services ―
Cardmember Loans	106	$779	$762
U.S. Card Services ―
Cardmember Receivables	37	425	418
Total(b)	143	$1,204	$1,180

		Aggregated	Aggregated
		Pre-	Post-
2011		Modification	Modification
(Accounts in thousands,	Number of	Outstanding	Outstanding
Dollars in millions)	Accounts	Balances(a)	Balances(a)
Troubled Debt
Restructurings:
U.S. Card Services ―
Cardmember Loans	147	$1,110	$1,064
U.S. Card Services ―
Cardmember Receivables	50	402	388
Total(b)	197	$1,512	$1,452

  Includes principal and accrued interest.
  The difference between the pre- and post-modification outstanding balances is attributable to amounts charged off for cardmember loans and receivables being resolved through the Company's short-term settlement programs.

Troubled debt restructurings that subsequently defaulted

The following table provides information for the years ended December 31, 2012 and 2011, with respect to the cardmember loans and receivables modified as TDRs that subsequently defaulted within 12 months of modification. A cardmember will default from a modification program after one and up to three consecutive missed payments, depending on the terms of the modification program. The defaulted ICS cardmember loan modifications were not significant.

		Aggregated
2012		Outstanding
(Accounts in thousands,	Number of	Balances
Dollars in millions)	Accounts	Upon Default(a)
Troubled Debt Restructurings
That Subsequently Defaulted:
U.S. Card Services ―
Cardmember Loans	23	$182
U.S. Card Services ―
Cardmember Receivables	1	37
Total	24	$219

		Aggregated
2011		Outstanding
(Accounts in thousands,	Number of	Balances
Dollars in millions)	Accounts	Upon Default(a)
Troubled Debt Restructurings
That Subsequently Defaulted:
U.S. Card Services ―
Cardmember Loans	46	$343
U.S. Card Services ―
Cardmember Receivables	6	45
Total	52	$388

  The outstanding balance includes principal and accrued interest.